Expense Example - T. Rowe Price Multi-Sector Income ETF [Member]	Nov. 18, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 38
Expense Example, with Redemption, 3 Years	$ 119